Cash And Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash and Cash Equivalents by Type

	US Dollars
Figures in millions	2019	2018	2017

Cash and deposits on call	417	312	170
Money market instruments	39	17	35
Total cash and cash equivalents (note 35 and note 36)	456	329	205